CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Fair value loss related to inventory		$ 672,000,000
Cash and cash equivalents includes: [abstract]
Bank overdrafts	$ 0	0	$ 140,000,000
Interest paid [abstract]
Capitalised interest	468,000,000	382,000,000	334,000,000
Total interest paid	$ 1,510,000,000	$ 1,129,000,000	1,032,000,000
Agbami redetermination [Member]
Disclosure of other provisions and other liabilities [line items]
Reduction in obligations			$ (822,000,000)